Acquired Intangible Assets and Weighted-Average Amortization Period (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Y
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 174,275
Patent rights, know-how and license agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	103,036	[1]
Weighted-average amortization period	7	[1]
Customer relationship
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	19,793
Weighted-average amortization period	14
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	14,177
Weighted-average amortization period	7
Software to be sold, leased or otherwise marketed
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	23,621
Weighted-average amortization period	3
Other
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 13,648
Weighted-average amortization period	4

[1]	Includes intellectual property cross-licensing and developed technology relating to the Sony Ericsson acquisition. Refer to Note 24.